BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BORROWINGS
Schedule of bank borrowings

	At December 31,
	2012	2013
Short-term	$596,556,547	$629,177,762
Long-term, current portion	137,061,876	43,918,386
Subtotal	733,618,423	673,096,148
Long-term	56,580,128	69,489,079
	$790,198,551	$742,585,227

Schedule of future principal repayment on the long-term bank loans
2014	$43,918,386
2015	29,921,682
2016	661,392
2017 and after	38,906,005
$113,407,465